Average Annual Total Returns - VIPBondIndexPortfolio-InitialServiceService2PRO - VIPBondIndexPortfolio-InitialServiceService2PRO - VIP Bond Index Portfolio	Apr. 30, 2025
VIP Bond Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	1.21%
Past 5 years	(0.46%)
Since Inception	1.14%	[1]
VIP Bond Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	1.00%
Past 5 years	(0.72%)
Since Inception	0.88%	[2]
VIP Bond Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	0.99%
Past 5 years	(0.57%)
Since Inception	0.42%	[3]
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	1.33%

[1]	A From April 19, 2018 .
[2]	C From April 19, 2018 .
[3]	B From April 11, 2019 .